Rachael M. Zufall
Director & Associate General Counsel

8500 Andrew Carnegie Boulevard
Charlotte, NC 10017

T 704 988-4446
F 704 988-1615
rzufall@tiaa-cref.org

January 10, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

          On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post-Effective Amendment No. 64 to the above-captioned registration statement on Form N-1A (“Amendment No. 64”), including exhibits. The main purpose of Amendment No. 64 is to make the initial 485A filing needed to launch one new series, the International Opportunities Fund.

          If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4446.

Sincerely,

/s/ Rachael M. Zufall

Rachael M. Zufall
cc: Stewart P. Greene